STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock WILSON-DAVIS & CO., INC	Common Stock	Additional Paid-in Capital WILSON-DAVIS & CO., INC	Additional Paid-in Capital	Accumulated Deficit WILSON-DAVIS & CO., INC	Accumulated Deficit	WILSON-DAVIS & CO., INC	Total
Balance at Dec. 31, 2021		$ 503				$ (13,885,707)		$ (13,885,204)
Net income (loss)						11,045,567		11,045,567
Balance at Dec. 31, 2022	$ 41,000	$ 503	$ 303,837		$ 9,284,469	(5,010,342)	$ 9,629,306	$ (5,009,839)
Ending balance (in shares) at Dec. 31, 2022	410,000	5,031,250						5,031,250
Balance at Jun. 30, 2022	$ 41,000		303,837		9,500,997		9,845,834
Beginning balance (in shares) at Jun. 30, 2022	410,000
Net income (loss)					(193,833)		(193,833)
Balance at Sep. 30, 2022	$ 41,000		303,837		9,307,164		9,652,001
Ending balance (in shares) at Sep. 30, 2022	410,000
Balance at Jun. 30, 2022	$ 41,000		303,837		9,500,997		9,845,834
Beginning balance (in shares) at Jun. 30, 2022	410,000
Net income (loss)							(175,528)
Balance at Dec. 31, 2022	$ 41,000	$ 503	303,837		9,284,469	(5,010,342)	9,629,306	$ (5,009,839)
Ending balance (in shares) at Dec. 31, 2022	410,000	5,031,250						5,031,250
Balance at Sep. 30, 2022	$ 41,000		303,837		9,307,164		9,652,001
Beginning balance (in shares) at Sep. 30, 2022	410,000
Net income (loss)					18,305		18,305
Dividends paid					(41,000)		(41,000)
Balance at Dec. 31, 2022	$ 41,000	$ 503	303,837		9,284,469	(5,010,342)	9,629,306	$ (5,009,839)
Ending balance (in shares) at Dec. 31, 2022	410,000	5,031,250						5,031,250
Net income (loss)						192,371		$ 192,371
Balance at Mar. 31, 2023		$ 503				(7,563,926)		(7,563,423)
Ending balance (in shares) at Mar. 31, 2023		5,031,250
Balance at Dec. 31, 2022	$ 41,000	$ 503	303,837		9,284,469	(5,010,342)	9,629,306	$ (5,009,839)
Beginning balance (in shares) at Dec. 31, 2022	410,000	5,031,250						5,031,250
Net income (loss)						794,950		$ 794,950
Balance at Dec. 31, 2023	$ 41,000	$ 503	303,837		9,314,823	(11,513,379)	$ 9,659,660	$ (11,512,876)
Ending balance (in shares) at Dec. 31, 2023	410,000	5,031,250					410,000	5,031,250
Balance at Jun. 30, 2023	$ 41,000		303,837		9,591,331		$ 9,936,168
Beginning balance (in shares) at Jun. 30, 2023	410,000						410,000
Net income (loss)					(290,239)		$ (290,239)
Balance at Sep. 30, 2023	$ 41,000		303,837		9,301,092		9,645,929
Ending balance (in shares) at Sep. 30, 2023	410,000
Balance at Jun. 30, 2023	$ 41,000		303,837		9,591,331		$ 9,936,168
Beginning balance (in shares) at Jun. 30, 2023	410,000						410,000
Net income (loss)							$ (276,508)
Balance at Dec. 31, 2023	$ 41,000	$ 503	303,837		9,314,823	(11,513,379)	$ 9,659,660	$ (11,512,876)
Ending balance (in shares) at Dec. 31, 2023	410,000	5,031,250					410,000	5,031,250
Balance at Sep. 30, 2023	$ 41,000		303,837		9,301,092		$ 9,645,929
Beginning balance (in shares) at Sep. 30, 2023	410,000
Net income (loss)					13,731		13,731
Balance at Dec. 31, 2023	$ 41,000	$ 503	$ 303,837		$ 9,314,823	(11,513,379)	$ 9,659,660	$ (11,512,876)
Ending balance (in shares) at Dec. 31, 2023	410,000	5,031,250					410,000	5,031,250
Net income (loss)						(88,577,417)		$ (88,577,417)
Balance at Mar. 31, 2024		$ 1,229		$ 97,162,370		$ (101,222,844)		$ (4,059,245)
Ending balance (in shares) at Mar. 31, 2024		12,277,759						12,277,759